Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt	Details surrounding the fair value and individual carrying values of instruments are provided in the table that follows.

	December 31,
	2022		2021
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(Thousands of dollars)
Southwest Gas Corporation:
Debentures:
Notes, 6.1%, due 2041	$125,000	$113,184	$125,000	$166,380
Notes, 4.05%, due 2032	600,000	527,052	—	—
Notes, 3.875%, due 2022	—	—	250,000	250,603
Notes, 4.875%, due 2043	250,000	195,703	250,000	307,538
Notes, 3.8%, due 2046	300,000	209,169	300,000	329,055
Notes, 3.7%, due 2028	300,000	275,043	300,000	325,191
Notes, 4.15%, due 2049	300,000	218,712	300,000	342,030
Notes, 2.2%, due 2030	450,000	353,763	450,000	440,838
Notes, 3.18%, due 2051	300,000	185,523	300,000	292,116
Notes, 5.8%, due 2027	300,000	305,913	—	—
8% Series, due 2026	75,000	80,027	75,000	92,623
Medium-term notes, 7.78% series, due 2022	—	—	25,000	25,122
Medium-term notes, 7.92% series, due 2027	25,000	26,840	25,000	31,555
Medium-term notes, 6.76% series, due 2027	7,500	7,662	7,500	8,949
Unamortized discount and debt issuance costs	(29,471)		(19,959)
	3,003,029		2,387,541
Revolving credit facility and commercial paper	50,000	50,000	130,000	130,000
Industrial development revenue bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Unamortized discount and debt issuance costs	(1,733)		(1,938)
	198,267		198,062
Less: current maturities	—		(275,000)
Southwest Gas Corporation total long-term debt, less current maturities	$3,251,296		$2,440,603

Southwest Gas Holdings, Inc.:
Centuri secured term loan facility	$1,008,550	$995,852	$1,117,138	$1,117,841
Centuri secured revolving credit facility	81,955	82,315	103,329	103,749
MountainWest unsecured senior notes, 3.53%, due in 2028*	—	—	102,078	102,078
MountainWest unsecured senior notes, 4.875%, due in 2041*	—	—	199,926	199,926
MountainWest unsecured senior notes, 3.91%, due in 2038*	—	—	147,735	147,735
Other debt obligations	126,844	118,314	51,665	50,003
Unamortized discount and debt issuance costs	(20,789)		(24,466)
Less: current maturities	(44,557)		(22,324)
Southwest Gas Holdings, Inc. total long-term debt, less current maturities	$4,403,299		$4,115,684
*MountainWest amounts are not reflected in the above table as of December 31, 2022 as the balance has been reclassified as held for sale on the Company’s Consolidated Balance Sheet as of December 31, 2022. See Note 15 - Acquisitions and Dispositions for additional information.

Summary of Effective Interest Rates on Variable-Rate IDRBs
The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31,
	2022	2021
2003 Series A	4.68%	0.91%
2008 Series A	4.84%	0.90%
2009 Series A	4.67%	0.88%
Tax-exempt Series A	4.30%	0.92%

Estimated Maturities of Long-Term Debt
Estimated maturities of long-term debt for the next five years are:

(Thousands of dollars)	2023	2024	2025	2026	2027	Total
Southwest Gas Corporation:
Debentures	$—	$—	$—	$75,000	$332,500	$407,500
Revolving credit facility and commercial paper	—	—	50,000	—	—	50,000
Total	—	—	50,000	75,000	332,500	457,500
Southwest Gas Holdings, Inc.:
Centuri secured term loan facility	14,313	11,450	11,450	11,450	11,450	60,113
Centuri secured revolving credit facility	—	—	—	81,955	—	81,955
Other debt obligations	30,245	31,102	29,554	28,651	7,292	126,844
Total	$44,558	$42,552	$91,004	$197,056	$351,242	$726,412